Note 16 - Income Tax	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
16.	Income tax

The following is a reconciliation stated as a percentage of pre-tax earnings of the Ontario, Canada combined statutory corporate income tax rate to the Company’s effective tax rate:

	2016	2015	2014

Combined statutory rate	26.5%	26.5%	26.5%
Nondeductible expenses	2.4	5.8	6.4
Tax effect of flow-through entities	(1.1)	(2.5)	(2.9)
Impact of changes in foreign exchange rates	-	(2.1)	(0.8)
Adjustments to tax liabilities for prior periods	(0.4)	(1.4)	(2.5)
Effects of changes in enacted tax rates	-	(0.5)	0.1
Changes in liability for unrecognized tax benefits	(0.6)	(0.6)	(1.9)
Stock-based compensation	0.5	13.9	4.1
Foreign, state, and provincial tax rate differential	4.4	1.1	(6.2)
Other taxes	1.4	2.4	2.4
Change in valuation allowance	0.3	0.6	(1.7)
Outside basis difference in investments	0.5	1.4	1.4
Other	0.4	0.3	0.3
Effective income tax rate	34.3%	44.9%	25.2%

Earnings before income tax by jurisdiction comprise the following:

	2016	2015	2014

Canada	$23,309	$(31,818)	$(11,751)
United States	40,435	27,301	14,242
Foreign	75,656	76,984	69,623
Total	$139,400	$72,467	$72,114

The Canadian earnings before income tax for the year ended
December
31,
2015
includes stock-based compensation and transaction costs of
$49,465
related to the Spin-off.

Income tax expense (recovery) comprises the following:

	2016	2015	2014

Current
Canada	$5,091	$(770)	$(6,343)
United States	2,090	1,555	(3,474)
Foreign	30,650	29,014	28,901
	37,831	29,799	19,084

Deferred
Canada	2,278	(875)	(336)
United States	12,753	5,980	2,728
Foreign	(5,033)	(2,352)	(3,271)
	9,998	2,753	(879)

Total	$47,829	$32,552	$18,205

The significant components of deferred income tax are as follows:

	2016	2015

Loss carry-forwards and other credits	$56,822	$70,952
Expenses not currently deductible	22,525	22,018
Stock-based compensation	474	210
Investments	17,303	15,470
Provision for doubtful accounts	4,990	3,601
Financing fees	376	267
Net unrealized foreign exchange	(399)	3,097
Depreciation and amortization	(21,713)	(18,932)
Less: valuation allowance	(12,707)	(15,603)
Net deferred income tax asset	$67,671	$81,080

As at
December
31,
2016,
the Company believes that it is more likely than not that the net deferred tax assets of
$67,671
will be realized based upon future earnings, consideration of net operating loss (“NOL”) limitations, earnings trends and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future earnings are reduced.

The Company has gross NOL carry-forward balances as follows:

	Gross loss carry forward		Gross losses not recognized		Net
	2016	2015	2016	2015	2016	2015

Canada	$37,428	$49,924	$153	$141	$37,275	$49,783
United States	85,550	118,224	4,100	4,100	81,450	114,124
Foreign	45,988	41,333	31,543	31,902	14,445	9,431

The Company has gross capital loss carry-forwards as follows:

	Gross loss carry forward		Gross losses not recognized		Net
	2016	2015	2016	2015	2016	2015

Canada	$183	$369	$108	$369	$75	$-
United States	54	-	-	-	54	-
Foreign	6,521	6,489	6,521	6,489	-	-

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. NOL carry-forward balances attributable to Canada begin to expire in
2030.
NOL carry-forward balances attributable to the United States begin to expire in
2030.
Foreign NOL carry-forward balances begin to expire in
2018.
The utilization of NOLs
may
be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of the US subsidiaries is nil
(2015
- nil). Cumulative unremitted foreign earnings of international subsidiaries of the Company approximated
$21,886
as at
December
31,
2016
(2015
-
$21,642).
The Company has not provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2016	2015

Balance, January 1	$2,519	$3,624
Gross increases for tax positions of current period	111	174
Gross increases for tax positions of prior periods	41	365
Amount recognized on acquisitions	613	-
Reduction for settlements with taxing authorities	-	(335)
Reduction for lapses in applicable statutes of limitations	(1,031)	(967)
Foreign currency translation	39	(342)

Balance, December 31	$2,292	$2,519

Of the
$2,292
(2015
-
$2,519)
in gross unrecognized tax benefits,
$2,292
(2015
-
$2,519)
would affect the Company’s effective tax rate if recognized. For the year ended
December
31,
2016,
additional interest and penalties of
$234
related to uncertain tax positions were accrued
(2015
-
$174;
2014
-
106).
The Company reversed
$58
of accrued interest and penalties related to settled positions in
2016
(2015
-
$106;
2014
- nil). As at
December
31,
2016,
the Company had accrued
$350
(2015
-
$174)
for potential income tax related interest and penalties.

Within the next
twelve
months, the Company believes it is reasonably possible that
$581
of unrecognized tax benefits associated with uncertain tax positions may
be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada, the United States and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four
to
seven
years and income tax returns filed with the United States Internal Revenue Service and related states are open for three
to
five
years. Tax returns in the significant foreign jurisdictions that the Company conducts business in are generally open for four
years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.